Consolidated Statement of Changes in Equity (Unaudited) - AUD ($)	Contributed equity	Reserves	Accumulated losses	Total
Balance at Jun. 30, 2020	$ 160,703,754	$ 866,121	$ (154,419,061)	$ 7,150,814
Loss for the period			(8,561,862)	(8,561,862)
Total comprehensive income for the period			(8,561,862)	(8,561,862)
Transactions with owners in their capacity as owners:
Issue of ordinary shares	36,562,055			36,562,055
Share-based payment expenses		1,577,720		1,577,720
Transaction costs	(2,372,505)			(2,372,505)
Total transactions with owners in their capacity as owners	34,189,550	1,577,720		35,767,270
Balance at Dec. 30, 2020	194,893,304	2,443,841	(162,980,923)	34,356,222
Balance at Jun. 30, 2021	197,447,990	2,750,884	(169,728,414)	30,470,460
Total comprehensive income for the period				(6,583,559)
Balance at Dec. 31, 2021				41,128,991
Balance at Jun. 30, 2021	197,447,990	2,750,884	(169,728,414)	30,470,460
Loss for the period			(6,583,559)	(6,583,559)
Total comprehensive income for the period			(6,583,559)	(6,583,559)
Transactions with owners in their capacity as owners:
Issue of ordinary shares	17,176,040			17,176,040
Share-based payment expenses		875,304		875,304
Transaction costs	(809,254)			(809,254)
Total transactions with owners in their capacity as owners	16,366,786	875,304		17,242,090
Balance at Dec. 30, 2021	$ 213,814,776	$ 3,626,188	$ (176,311,973)	$ 41,128,991